OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2025
OPERATING SEGMENTS
OPERATING SEGMENTS

NOTE 19: — OPERATING SEGMENTS

a.	General:

The operating segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and assess its performance. Accordingly, for management purposes, the Group is organized into two operating segments based on the products and services of the business units and has operating segments as follows:

1.	Solutions segment. Freightos provides software tools and data to help the industry participants automate their pricing, sales and procurement processes. Revenue includes recurring subscriptions for SaaS or data and certain non-recurring revenue from professional services that enable a user to implement and use the SaaS solution.
2.	Platform segment. Freightos provides digitalized price quoting, booking and payments while considering actual capacity among global freight participants (the users). The transactional platforms enable freight forwarding companies to procure capacity from carriers, and enable importers and exporters to procure services from freight forwarders, or occasionally, directly from carriers. Revenue is transactional type fees generated from specific freight-service transactions booked between buyers and sellers on Freightos’ Platform. The Platform segment revenue includes also the transactional type revenue from digital customs brokerage services provided by Clearit.

Each segment’s performance is determined based on operating profit (loss) reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions and exclude share-based compensation charges as they are not considered in the internal operating plans and measurement of the segment’s financial performance.

b.The following table presents revenue, depreciation and amortization, selling and marketing expenses and operating profit (loss) per segment:

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2025
Subscriptions	$18,002	$—	$—	$18,002
SaaS related professional services	1,577	—	—	1,577
Transactional Platforms fees	—	9,881	—	9,881
Total revenue	$19,579	$9,881	$—	$29,460
Depreciation and amortization	$1,782	$1,667	$—	$3,449
Selling and Marketing	$7,543	$6,654	$1,006	$15,203
Operating loss	$(2,137)	$(8,949)	$(8,070)	$(19,156)

For the year ended December 31, 2024
Subscriptions	$14,861	$—	$—	$14,861
SaaS related professional services	537	—	—	537
Transactional Platforms fees	—	8,387	—	8,387
Total revenue	$15,398	$8,387	$—	$23,785
Depreciation and amortization	$1,464	$1,619	$—	$3,083
Selling and Marketing	$5,411	$7,562	$907	$13,880
Operating loss	$(1,802)	$(14,247)	$(6,898)	$(22,947)

NOTE 19: — OPERATING SEGMENTS (Cont.)

	Solutions	Platform	Unallocated	Total
For the year ended December 31, 2023
Subscriptions	$12,663	$—	$—	$12,663
SaaS related professional services	534	—	—	534
Transactional Platforms fees	—	7,084	—	7,084
Total revenue	$13,197	$7,084	$—	$20,281
Depreciation and amortization	$1,031	$1,631	$129	$2,791
Selling and Marketing	$3,586	$9,462	$1,336	$14,384
Operating profit (loss)	$1,882	$(11,364)	$(68,318)	$(77,800)

Unallocated includes corporate expenses and share-based compensation (in 2023 in addition it included share-listing expenses and transaction-related costs).

For the years ended December 31, 2025, 2024 and 2023, no single Solutions customer or Platform user accounted for 10% or more of the Group’s consolidated income.

c.The Group’s geographic information on revenue is as follows:

	Solutions	Platform	Total
For the year ended December 31, 2025
Europe	$8,696	$242	$8,938
Hong Kong	309	4,687	4,996
United States	8,270	2,748	11,018
Other	2,304	2,204	4,508
	$19,579	$9,881	$29,460

For the year ended December 31, 2024
Europe	$6,818	$58	$6,876
Hong Kong	222	4,284	4,506
United States	6,915	2,247	9,162
Other	1,443	1,798	3,241
	$15,398	$8,387	$23,785

For the year ended December 31, 2023
Europe	$5,184	$—	$5,184
Hong Kong	437	3,389	3,826
United States	6,642	2,244	8,886
Other	934	1,451	2,385
	$13,197	$7,084	$20,281

The Group’s revenue from its Solutions segment is classified based on the location of the customers.

The Group’s revenue from its Platform segment is classified to its business in the location of the billing entity. This classification is independent of where the user resides or where the user is physically located while using the Group’s services.

As of December 31, 2025 and 2024, the carrying amounts of non-current assets (property and equipment, right-of-use assets, and intangible assets) are mainly in Canada, US and Luxembourg due to acquisitions and also in Israel, Hong Kong and Spain.